Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021
Revenues
Metal sales	$ 3,334		$ 3,334
Production costs	(1,050)		(1,050)
Royalty	(268)		(268)
Depreciation	(125)		(125)
Total cost of sales	(1,443)		(1,443)
Gross profit	1,891		1,891
General and administrative expense (Note 18)	(2,152)	(1,883)	(4,497)	(3,056)
Financial instrument related cost and other (Note 19)	(427)	2,525	(219)	2,093
Accretion on asset retirement obligation	(54)	(35)	(88)	(69)
Transaction costs on convertible debenture		(641)		(683)
Foreign exchange	(104)	(94)	(86)	(77)
Interest, net and other expense	(5)	(36)	(10)	(7)
Net loss before tax	(851)	(164)	(3,009)	(1,799)
Current income tax expense (Note 11)	(151)		(151)
Net loss and comprehensive loss	(1,002)	(164)	(3,160)	(1,799)
(Loss) income and comprehensive (loss) income attributable to:
Parent	(1,958)	33	(3,980)	(1,082)
Non-controlling interests	956	(197)	820	(717)
Net loss	$ (1,002)	$ (164)	$ (3,160)	$ (1,799)
Net (loss) earnings per share attributable to Parent:
Basic and diluted	$ (0.01)	$ 0.00	$ (0.02)	$ (0.01)
Weighted average number of shares outstanding:
Basic and diluted	262,712,781	225,250,956	258,805,238	209,170,350